Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	SFr 127.2	SFr 93.6
Additions	25.5	30.5
Disposals	(0.2)
Depreciation	(18.7)	(14.4)
Currency Translation	(6.6)	2.1
Property, plant and equipment at the end of period	127.2	111.7
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	71.7	49.6
Additions	12.2	17.4
Disposals	(0.1)
Depreciation	(8.8)	(5.7)
Currency Translation	(4.4)	1.3
Property, plant and equipment at the end of period	70.6	62.5
Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	4.3	6.1
Additions	0.2	0.4
Disposals	0.0
Depreciation	(1.1)	(1.5)
Currency Translation	(0.3)	0.2
Property, plant and equipment at the end of period	3.1	5.3
Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	11.8	9.4
Additions	2.9	5.4
Disposals	0.0
Depreciation	(4.5)	(4.3)
Currency Translation	0.0	0.0
Property, plant and equipment at the end of period	10.2	10.6
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	24.1	16.5
Additions	1.5	3.8
Disposals	(0.1)
Depreciation	(2.2)	(1.4)
Currency Translation	(1.4)	0.5
Property, plant and equipment at the end of period	21.9	19.4
Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	15.4	11.9
Additions	8.6	3.5
Disposals	0.0
Depreciation	(1.9)	(1.5)
Currency Translation	(0.5)	0.2
Property, plant and equipment at the end of period	21.5	14.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	201.2	134.5
Property, plant and equipment at the end of period	216.5	167.6
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	97.3	61.2
Property, plant and equipment at the end of period	103.4	80.1
Cost | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	14.9	13.6
Property, plant and equipment at the end of period	14.1	14.4
Cost | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	32.4	21.7
Property, plant and equipment at the end of period	35.4	27.1
Cost | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	31.5	19.9
Property, plant and equipment at the end of period	31.0	24.3
Cost | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25.0	18.1
Property, plant and equipment at the end of period	32.7	21.8
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(74.0)	(41.0)
Property, plant and equipment at the end of period	(89.3)	(55.9)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(25.7)	(11.6)
Property, plant and equipment at the end of period	(32.8)	(17.6)
Accumulated depreciation | Trade tools
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(10.6)	(7.5)
Property, plant and equipment at the end of period	(11.1)	(9.1)
Accumulated depreciation | Production equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(20.7)	(12.3)
Property, plant and equipment at the end of period	(25.2)	(16.5)
Accumulated depreciation | Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(7.4)	(3.4)
Property, plant and equipment at the end of period	(9.1)	(4.9)
Accumulated depreciation | Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(9.6)	(6.2)
Property, plant and equipment at the end of period	SFr (11.1)	SFr (7.8)